Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401
Phone: 202.261.3300
Fax: 202.261.3333
September 24, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Schwab Investments — Post-Effective Amendment No. 88 File Nos. 033-37459 and 811-06200
Ladies and Gentlemen:
Our client, Schwab Investments (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(1) under the Act for the purpose of revising the Registration Statement to comply with the new Form N-1A requirements.
Please contact me at (202) 261-3305 with any questions or comments.
Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick